Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income before allocation to noncontrolling interests	$ 9,168	[1]	$ 22,072	[1]	$ 14,598	[1]
Other Comprehensive Income/(Loss)
Foreign currency translation adjustments	(1,992)	[1]	(535)	[1]	(811)	[1]
Reclassification adjustments(a)	(62)	[1],[2]	144	[1],[2]	(207)	[1],[2]
Other comprehensive income (loss), foreign currency transaction and translation adjustment, before tax, total	(2,054)	[1]	(391)	[1]	(1,018)	[1]
Unrealized holding gains on derivative financial instruments, net	24	[1]	488	[1]	745	[1]
Reclassification adjustments for realized (gains)/losses(b)	477	[1],[3]	(94)	[1],[3]	(616)	[1],[3]
Other comprehensive income (loss), derivatives qualifying as hedges, before tax, total	501	[1]	394	[1]	129	[1]
Unrealized holding gains/(losses) on available-for-sale securities, net	(640)	[1]	151	[1]	74	[1]
Reclassification adjustments for realized (gains)/losses(b)	222	[1],[3]	(237)	[1],[3]	356	[1],[3]
Other comprehensive income (loss), available-for-sale securities adjustment, before tax, total	(418)	[1]	(86)	[1]	430	[1]
Benefit plans: actuarial gains/(losses), net	(4,173)	[1]	3,714	[1]	(2,136)	[1]
Reclassification adjustments related to amortization(c)	195	[1],[4]	581	[1],[4]	473	[1],[4]
Reclassification adjustments related to settlements, net(c)	101	[1],[4]	175	[1],[4]	221	[1],[4]
Other	188	[1]	48	[1]	22	[1]
Defined benefit Plan, amounts recognized in other comprehensive income (loss), net gain (loss), before tax, total	(3,690)	[1]	4,518	[1]	(1,420)	[1]
Benefit plans: prior service credits and other, net	746	[1]	151	[1]	25	[1]
Reclassification adjustments related to amortization(c)	(73)	[1],[4]	(58)	[1],[4]	(69)	[1],[4]
Reclassification adjustments related to curtailments, net(c)	8	[1],[4]	1	[1],[4]	(130)	[1],[4]
Other	(9)	[1]	(8)	[1]	(3)	[1]
Defined benefit plan, amounts recognized in other comprehensive income (loss), net prior service cost, before tax	672	[1]	86	[1]	(177)	[1]
Other comprehensive income/(loss), before tax	(4,988)	[1]	4,521	[1]	(2,056)	[1]
Tax provision/(benefit) on other comprehensive income/(loss)(d)	(946)	[1],[5]	1,928	[1],[5]	(225)	[1],[5]
Other comprehensive income/(loss) before allocation to noncontrolling interests	(4,042)	[1]	2,593	[1]	(1,831)	[1]
Comprehensive income before allocation to noncontrolling interests	5,126	[1]	24,665	[1]	12,767	[1]
Less: Comprehensive income attributable to noncontrolling interests	36	[1]	7	[1]	21	[1]
Comprehensive income attributable to Pfizer Inc.	$ 5,090	[1]	$ 24,658	[1]	$ 12,746	[1]

[1]	Amounts may not add due to rounding.
[2]	Reclassified into Gain on disposal of discontinued operations—net of tax in the consolidated statements of income.
[3]	Reclassified into Other (income)/deductions—net in the consolidated statements of income.
[4]	Generally reclassified, as part of net periodic pension cost, into Cost of sales, Selling, informational and administrative expenses, and/or Research and development expenses, as appropriate, in the consolidated statements of income. For additional information, see Note 11. Pension and Postretirement Benefit Plans and Defined Contribution Plans.
[5]	See Note 5E. Tax Matters: Tax Provision/(Benefit) on Other Comprehensive Income/(Loss).